Acquisitions and disposals - Summary of Cash Flows (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about business combination [line items]
Total net cash inflow/(outflow) from investing activities	£ (1,595)	£ (8,772)	£ (1,777)
Business combinations
Disclosure of detailed information about business combination [line items]
Cash consideration	(1,605)
Net deferred consideration paid	0
Cash and cash equivalents (divested)/acquired	148
Transaction costs paid	(17)
Total net cash inflow/(outflow) from investing activities	(1,474)
2023 business disposals
Disclosure of detailed information about business combination [line items]
Cash consideration	68
Net deferred consideration paid	(19)
Cash and cash equivalents (divested)/acquired	0
Transaction costs paid	0
Total net cash inflow/(outflow) from investing activities	£ 49
2021 disposals
Disclosure of detailed information about business combination [line items]
Cash consideration			43
Net deferred consideration paid			(51)
Cash and cash equivalents (divested)/acquired			(1)
Transaction costs paid			(8)
Total net cash inflow/(outflow) from investing activities			(17)
Associates and joint ventures 2021 disposals
Disclosure of detailed information about business combination [line items]
Cash consideration			277
Net deferred consideration paid			0
Cash and cash equivalents (divested)/acquired			0
Transaction costs paid			0
Total net cash inflow/(outflow) from investing activities			£ 277
Business acquisition | Business combinations
Disclosure of detailed information about business combination [line items]
Cash consideration		(3,392)
Net deferred consideration paid		0
Cash and cash equivalents (divested)/acquired		284
Cash outflow inflow excluding transaction costs		(3,108)
Transaction costs paid		(79)
Total net cash inflow/(outflow) from investing activities		(3,187)
Business disposals - demerger | Business combinations
Disclosure of detailed information about business combination [line items]
Cash consideration		0
Net deferred consideration paid		0
Cash and cash equivalents (divested)/acquired		(933)
Cash outflow inflow excluding transaction costs		(933)
Transaction costs paid		(141)
Total net cash inflow/(outflow) from investing activities		(1,074)
Business disposals - other | Business combinations
Disclosure of detailed information about business combination [line items]
Cash consideration		0
Net deferred consideration paid		(34)
Cash and cash equivalents (divested)/acquired		(9)
Cash outflow inflow excluding transaction costs		(43)
Transaction costs paid		0
Total net cash inflow/(outflow) from investing activities		£ (43)